Commitments and Contingencies (Future Minimum Sublease Rental Income) (Details)	Dec. 31, 2015 USD ($)
Sublease Rentals [Line Items]
2013	$ 1,507
2014	1,370
2015	1,144
2016	634
2017	78
Thereafter	228
Rental income	$ 4,961